RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Line Items]
Amounts payable, related party transactions	$ 0.1	$ 0.0
BioConnection BV
RELATED PARTY TRANSACTIONS [Line Items]
Related party transactions	3.5	3.0
Service fee payable	$ 0.0	$ 0.1